Debt	12 Months Ended
Dec. 31, 2013
Debt [Abstract]
Debt
(9)	Debt

Senior Secured Convertible Notes

2013 Financing

On June 28, 2013, the Company completed a private placement (the 2013 Financing) of an aggregate principal amount of $18,576,000 of Senior Secured Convertible Notes (the 2013 Convertible Notes) along with warrants to the holders of the Convertible Notes (2013 Warrants) to purchase 26,921,741 shares of our common stock exercisable for a period of five years from the date of their issuance and warrants to purchase 53,843,479 shares of our common stock exercisable for a period of ten years from the date of their issuance. The initial conversion price of the 2013 Convertible Notes was $0.69 per share and the initial exercise price of the 2013 Warrants was $0.69 per share.  The 2013 Convertible Notes mature on June 30, 2016 and bear interest at 10% per annum, which is payable quarterly beginning on October 1, 2013. The 2013 Convertible Notes were initially convertible into 26,921,740 shares of common stock at a conversion price of $0.69 per share.  The Company recorded an embedded derivative liability for the Conversion Option (the Conversion Option-2013 Notes).  The Conversion Option-2013 Notes is presented on the Balance Sheet, net of long-term debt. See Note 11 for further discussion of this embedded derivative liability.

We may, at our option, pay interest by the issuance of common stock (or, in certain circumstances, warrants to purchase shares of common stock), provided that an event of default has not occurred and we have publicly disclosed all material information about the Company. If we elect to pay interest on the 2013 Convertible Notes through the issuance of shares of our common stock, the number of shares that would be issued is calculated by dividing the amount of the interest payment by the lesser of: (1) the volume weighted average price (VWAP) for our common stock for the twenty trading days prior to the date the interest payment is due or (2) the closing bid price for our common stock as of the last trading day of the VWAP period. All shares of common stock issuable to the holders in lieu of interest payments will be allocated pro rata among the holders based on the outstanding principal amount of the 2013 Convertible Notes.

On July 1, 2013, we made an interest payment to the holders of the 2012 Convertible Notes by the issuance of shares of common stock and warrants to purchase shares of common stock for nominal consideration.  The July 1, 2013 issuance of the shares and warrants was dilutive to the holders of the 2013 Warrants, 2013 Convertible Notes, 2012 Warrants, the 2012 Convertible Notes, and 2011 Warrants, and the anti-dilution provisions of each were simultaneously triggered.  The conversion price of the 2013 Convertible Notes was adjusted to $0.29 per share, the exercise price of the 2013 Warrants was adjusted to $0.29 per share, and the number of shares issuable upon exercise of the 2013 Warrants was increased to 192,165,525 shares.

2012 Financing

On October 2, 2012, the Company completed a private placement of an aggregate principal amount of $15,005,251 of Senior Secured Convertible Notes (the 2012 Convertible Notes) along with warrants to the holders of the Convertible Notes (2012 Warrants) to purchase 1,118,722 shares of our common stock exercisable for a period of two  years from the date of their issuance, warrants to purchase 16,672,145 shares of our common stock exercisable for a period of five years from the date of their issuance and warrants to purchase 33,344,293 shares of our common stock exercisable for a period of ten years from the date of their issuance at an initial exercise price of $0.75 per share.  The 2012 Convertible Notes mature on October 2, 2015 and bear interest at 10% per annum.  The Company recorded an embedded derivative liability for the Conversion Option (the Conversion Option-2012 Notes).  The Conversion Option-2012 Notes is presented on the Balance Sheet, net of long-term debt. See Note 11 for further discussion of this embedded derivative liability.

At the time of the issuance of the 2012 Convertible Notes, the Company also granted the holders of the 2012 Convertible Notes the right to require the Company to sell to such holders up to an additional $20 million in securities on the same terms as the 2012 Convertible Notes and 2012 Warrants (the Call Option) (collectively with the 2012 Convertible Notes and 2012 Warrants, the 2012 Financing).  The Company recorded a derivative liability for the Call Option.  The Call Option was exercised by the holders of the 2012 Convertible Notes on June 28, 2013 before the expiration date of June 30, 2013.  See Note 11 for further discussion of this derivative liability.

On April 2, 2013, the Company made an interest payment to the holders of the 2012 Convertible Notes by the issuance of 290,935 shares of common stock at a price of $0.65 per share.  Thus, the April 2, 2013 issuance of the shares was dilutive to the holders of the 2012 Convertible Notes and 2012 Warrants; therefore, the anti-dilution provisions were simultaneously triggered. The conversion price of the 2012 Convertible Notes was adjusted to $0.65 per share, the exercise price of the 2012 Warrants was adjusted to $0.65 per share, and the number of shares issuable upon exercise of the 2012 Warrants was increased to 60,973,081 shares.

On July 1, 2013, we made an interest payment to the holders of the 2012 Convertible Notes by the issuance of shares of common stock and warrants to purchase shares of common stock for nominal consideration.  The July 1, 2013 issuance of the shares and warrants was dilutive to the holders of the 2013 Warrants, 2013 Convertible Notes, 2012 Warrants, the 2012 Convertible Notes, and 2011 Warrants, and the anti-dilution provisions of each were simultaneously triggered.  The conversion price of the 2012 Convertible Notes was adjusted to $0.29 per share, the exercise price of the 2012 Warrants was adjusted to $0.29 per share, and the number of shares issuable upon exercise of the 2012 Warrants was increased to 136,663,804 shares.

Working Capital Note

In March 2011, the Company refinanced the outstanding debt owed to one of its lenders.  Pursuant to the terms of the refinancing, the Company simultaneously borrowed $5.0 million from the lender and repaid the then outstanding principal amount of $4.5 million.

In connection with the 2012 Financing, in October 2012, the Company amended the terms of the working capital note.  Retroactively, effective September 1, 2012, the maturity date for the working capital note was extended from January 1, 2014 to May 1, 2014.  The Company is now required to make monthly interest payments of approximately $40,000 through June 1, 2013 and monthly interest and principal payments of $0.4 million from July 1, 2013 through and including May 1, 2014.   Retroactively, effective September 1, 2012, the interest rate on the Horizon Loan was increased from 11.75% to 13.0% per annum.  As a result of the amendment, this refinancing was treated as a modification for accounting purposes.  The fees paid to the lender were amortized over the remaining term of the debt and any third party fees paid were expensed immediately.  In addition, the Company issued the lender ten-year warrants to purchase 1,138,785 shares of common stock and five-year warrants to purchase 569,392 shares of common stock in connection with the amendment.  See Note 12 for further discussion of the warrant liability.

Borrowings under the working capital note are secured by all of the Company’s assets, except for permitted liens that have priority, including liens on certain equipment acquired to secure the purchase price or lease obligation, as defined in the loan agreement.  In October 2012, the security was extended to include a lien on the Company’s intellectual property.

Total debt outstanding consists of the following (in thousands):
	December 31,
	2012	2013
Senior Secured 2012 Convertible Notes	$15,005	$14,634
Embedded derivative liability-2012 Notes	276	101
Senior Secured 2013 Convertible Notes	—	18,576
Embedded derivative liability-2013 Notes	—	125
Working Capital Note	3,660	1,382
Unamortized debt discount	(7,672)	(7,866)
	11,269	26,952
Less current portion	(1,786)	(1,329)
Total long-term debt and embedded derivative, net	$9,483	$25,623

The Company recorded interest expense of $3.0 million and $7.6 million for the year ended December 31, 2012 and 2013, respectively. Included in interest expense for the year ended December 31, 2013 is $1.5 million of issuance costs and amortization of deferred financing costs and debt discount related to the 2013 Financing, $3.3 million in amortization of deferred financing costs and debt discount on the 2012 Convertible Notes and Working Capital Note and $2.8 million of interest expense on the 2012 Convertible Notes, Working Capital Note and 2013 Convertible Notes.  In the third and fourth quarters of 2013, approximately $371,000 of the 2012 Convertible Notes were converted into 1,226,902 shares of our common stock.

Through the year ended December 31, 2013 the Company issued 2,575,631 Interest Shares and 1,057,944 Interest Warrants to satisfy $2.0 million in interest obligations for the 2012 Convertible Notes and 2013 Convertible Notes.  On January 2, 2014, we made an interest payment to the holders of the 2012 Convertible Notes and 2013 Convertible Notes by the issuance of 2,680,400 shares of common stock and warrants to purchase 1,159,631 shares of common stock for nominal consideration.  We issued the common stock and warrants to satisfy interest obligations of $0.9 million, which resulted in an effective issuance price of $0.22 per share which triggered certain dilution adjustments discussed in Note 17.

Principal payments due as of December 31, 2013 are as follows (in thousands):

2014	$1,382
2015	14,634
2016	18,576
34,592
Less embedded derivative and unamortized debt discount	(7,640)